Shareholder Fees {- Fidelity® New York AMT Tax-Free Money Market Fund}	Sep. 20, 2022 USD ($)
NF_01.31 Fidelity New York AMT Tax-Free Money Market Fund Retail Class 2- PRO -01 | Fidelity® New York AMT Tax-Free Money Market Fund
Shareholder Fees:
(fees paid directly from your investment)	none